Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
Numerator
Net loss before allocation to noncontrolling interest	$ (37,903)	$ (12,088)	$ (73,261)		$ (24,405)
Net loss attributable to the noncontrolling interest post Business Combination	(27,182)	$ (508)	(42,708)		$ (344)
Net loss attributable to common stockholders - basic and diluted	$ (10,721)		$ (18,973)
Denominator
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	51,760,520		51,729,785	[1]
Earnings per share of Class A Common Stock - basic and diluted	$ (0.21)		$ (0.37)	[1]
Net loss attributable to AST LLC pre Business Combination			$ 11,580

[1]	Earnings per share information has not been presented for periods prior to the Business Combination, as it resulted in values that would not be meaningful to the readers of these consolidated financial statements. Refer to Note 16 for further information.